Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands	Capital	Special goodwill reserve	Other capital reserves	Treasury shares	Legal reserve	Tax incentive reserve	Expansion and modernization reserve	Retained earnings	Proposed additional dividends	Other comprehensive income accumulated	Total
Equity at beginning of period at Dec. 31, 2017	R$ 63,571,416	R$ 63,074	R$ 1,238,268	R$ (87,820)	R$ 2,138,344	R$ 27,884	R$ 297,000		R$ 2,191,864	R$ 21,328	R$ 73,780,826
Effects of the initial adoption of IFRS 9 and 15, net of taxes								R$ (138,663)			(138,663)
Equity at end of period at Jan. 01, 2018	63,571,416	63,074	1,238,268	(87,820)	2,138,344	27,884	297,000	(138,663)	2,191,864	21,328	73,642,163
Equity at beginning of period at Dec. 31, 2017	63,571,416	63,074	1,238,268	(87,820)	2,138,344	27,884	297,000		2,191,864	21,328	73,780,826
Payment of additional dividend									(2,191,864)		(2,191,864)
Unclaimed dividends and interest on equity								152,770			152,770
Adjustment - Tax incentives						11,529		(11,529)
Other comprehensive income								(62,739)		7,897	(54,842)
Equity transactions			10								10
Reversal of expansion and Modernization Reserve							(297,000)	297,000
Net income for the year								8,928,258			8,928,258
Allocation of income:
Legal reserve					446,413			(446,413)
Interim interest on equity								(4,550,000)			(4,550,000)
Expansion and Modernization Reserve							1,700,000	(1,700,000)
Additional proposed dividends								(2,468,684)	2,468,684
Equity at end of period at Dec. 31, 2018	63,571,416	63,074	1,238,278	(87,820)	2,584,757	39,413	1,700,000		2,468,684	29,225	71,607,027
Payment of additional dividend									(2,468,684)		(2,468,684)
Unclaimed dividends and interest on equity								82,898			82,898
Adjustment - Tax incentives						18,166		(18,166)
Other comprehensive income								(132,120)		1,512	(130,608)
Equity transactions			(48,135)								(48,135)
Reversal of expansion and Modernization Reserve							(1,700,000)	1,700,000
Other			66								66
Net income for the year								5,001,014			5,001,014
Allocation of income:
Legal reserve					250,051			(250,051)
Interim interest on equity								(3,588,000)			(3,588,000)
Expansion and Modernization Reserve							600,000	(600,000)
Additional proposed dividends								(2,195,575)	2,195,575
Equity at end of period at Dec. 31, 2019	63,571,416	63,074	1,190,209	(87,820)	2,834,808	57,579	600,000		2,195,575	30,737	70,455,578
Payment of additional dividend									(2,195,575)		(2,195,575)
Unclaimed dividends and interest on equity								99,788			99,788
Adjustment - Tax incentives						18,766		(18,766)
Other comprehensive income								204,495		35,151	239,646
Equity transactions			39,521								39,521
Payment of withdrawal rights to shareholders when converting preference shares to ordinary shares				(32)							(32)
Repurchase of preferred shares for maintenance in treasury				(22,689)							(22,689)
Reversal of expansion and Modernization Reserve							R$ (600,000)	600,000
Net income for the year								4,770,527			4,770,527
Allocation of income:
Legal reserve					238,526			(238,526)
Interim interest on equity								(3,830,000)			(3,830,000)
Additional proposed dividends								R$ (1,587,518)	1,587,518
Equity at end of period at Dec. 31, 2020	R$ 63,571,416	R$ 63,074	R$ 1,229,730	R$ (110,541)	R$ 3,073,334	R$ 76,345			R$ 1,587,518	R$ 65,888	R$ 69,556,764